Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated December 30, 2020 and Statement of Additional Information (the “SAI”), dated December 30, 2020 (as revised April 9, 2021), for the iShares MSCI Global Silver and Metals Miners ETF (SLVP) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Silver Miners Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to focus on approximately 25 companies in developed and emerging markets that are involved in silver mining or exploration. MSCI begins with the MSCI ACWI Investable Market Index (IMI), and then selects securities of companies primarily mining silver. As necessary to reach the target constituent count of 25, MSCI selects from the gold and precious metals and minerals sectors sub‑industries, those companies that meet certain silver-related revenue thresholds or companies involved in silver mining and exploration, both from the MSCI ACWI IMI and the MSCI World Micro Cap Index, as well as companies primarily mining silver that are included in the MSCI World Micro Cap Index. The Fund will have significant exposure to companies involved in the gold, precious metals and minerals sectors to the extent the Underlying Index includes such companies. The Underlying Index is a free float-adjusted market capitalization-weighted index and limits the weight of large-, mid‑, and small-capitalization gold companies in the Underlying Index to 5% of their free float market capitalization and then uses a capping methodology that limits all issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the Underlying Index weight.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of November 22, 2021, the Underlying Index consisted of stocks of companies in the following nine countries or regions: Canada, China, Japan, Mexico, Peru, Russia, South Africa, the United Kingdom (the “U.K.”) and the U.S. The Fund, under normal market conditions, will invest at least 40% of its assets in issuers organized or located outside the U.S. or doing business outside the U.S.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated December 1, 2021 (the “Supplement”) to the Summary Prospectus and Prospectus, each dated December 30, 2020 and Statement of Additional Information (the “SAI”), dated December 30, 2020 (as revised April 9, 2021), for the iShares MSCI Global Silver and Metals Miners ETF (SLVP) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around December 1, 2021.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI ACWI Select Silver Miners Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to focus on approximately 25 companies in developed and emerging markets that are involved in silver mining or exploration. MSCI begins with the MSCI ACWI Investable Market Index (IMI), and then selects securities of companies primarily mining silver. As necessary to reach the target constituent count of 25, MSCI selects from the gold and precious metals and minerals sectors sub‑industries, those companies that meet certain silver-related revenue thresholds or companies involved in silver mining and exploration, both from the MSCI ACWI IMI and the MSCI World Micro Cap Index, as well as companies primarily mining silver that are included in the MSCI World Micro Cap Index. The Fund will have significant exposure to companies involved in the gold, precious metals and minerals sectors to the extent the Underlying Index includes such companies. The Underlying Index is a free float-adjusted market capitalization-weighted index and limits the weight of large-, mid‑, and small-capitalization gold companies in the Underlying Index to 5% of their free float market capitalization and then uses a capping methodology that limits all issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the Underlying Index weight.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of November 22, 2021, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of November 22, 2021, the Underlying Index consisted of stocks of companies in the following nine countries or regions: Canada, China, Japan, Mexico, Peru, Russia, South Africa, the United Kingdom (the “U.K.”) and the U.S. The Fund, under normal market conditions, will invest at least 40% of its assets in issuers organized or located outside the U.S. or doing business outside the U.S.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.